Defined Contribution Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Retirement Benefits [Abstract]
Percentage of employees contribution	6.00%
Administration expenses	$ 10,000	$ 25,000